Defined Benefit Plans - Summary of Movement in the Fair Value of Plan Assets of the Year (Detail) - Plan assets [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Beginning Balance	$ 51,360	$ 44,984
Interest income on plan assets	2,069	1,904
Actuarial gain (loss)	(439)	(1,196)
Contributions by employer	1,415	1,728
Benefit payments	(1,542)	(471)
Exchange gain	3,441	4,411
Ending Balance	56,304	51,360
Defined Benefit Pension Plans [member]
Disclosure of fair value of plan assets [line items]
Beginning Balance	2,054	1,968
Interest income on plan assets	86	81
Actuarial gain (loss)	(55)	(32)
Contributions by employer	219
Benefit payments	(57)	(26)
Exchange gain	182	63
Ending Balance	2,429	2,054
Supplemental pension plan [member]
Disclosure of fair value of plan assets [line items]
Beginning Balance	49,306	43,016
Interest income on plan assets	1,983	1,823
Actuarial gain (loss)	(384)	(1,164)
Contributions by employer	1,196	1,728
Benefit payments	(1,485)	(445)
Exchange gain	3,259	4,348
Ending Balance	$ 53,875	$ 49,306